Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
ActivePassive Core Bond ETF
Shareholder Report [Line Items]
Fund Name	ActivePassive Core Bond ETF
Class Name	ActivePassive Core Bond ETF
Trading Symbol	APCB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ActivePassive Core Bond ETF (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.activepassive.com/apcb. You can also request this information by contacting us at 1-800-617-0004 or by sending an email request to ClientServices@envestnetpmc.com.
Additional Information Phone Number	1-800-617-0004
Additional Information Email	ClientServices@envestnetpmc.com
Additional Information Website	https://www.activepassive.com/apcb
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
ActivePassive Core Bond ETF	$17	0.35%
[1]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
Updated Performance Information Location [Text Block]	Visit https://www.activepassive.com/apcb for more recent performance information.
Net Assets	$ 771,853,597
Holdings Count | $ / shares	1,581
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$771,853,597
Number of Holdings	1,581
Portfolio Turnover	24%
Weighted Average Maturity	7.94 years
Effective Duration	5.78 years
Average Credit Quality	AA-
30-Day SEC Yield	4.28%
30-Day SEC Yield Unsubsidized	4.28%

Holdings [Text Block]

Top 10 Issuers
United States Treasury Note/Bond	30.5%
iShares MBS ETF	13.2%
Vanguard Total International Bond ETF	10.0%
Federal National Mortgage Association	5.1%
iShares Core U.S. Aggregate Bond ETF	3.1%
Federal Home Loan Mortgage Corp.	2.8%
Mount Vernon Liquid Assets Portfolio, LLC	1.8%
First American Government Obligations Fund	0.8%
International Bank for Reconstruction & Development	0.7%
Citigroup, Inc.	0.6%

Top Sectors
Government	33.5%
Mortgage Securities**	11.1%
Financials**	8.2%
Asset Backed Securities**	3.2%
Utilities**	2.6%
Health Care**	2.0%
Consumer Discretionary**	1.8%
Energy**	1.6%
Industrials**	1.5%
Cash & Other**	34.5%

Credit Breakdown	(%)*
AAA	4.0%
AA	58.4%
A	9.5%
BBB	16.4%
BB	1.2%
B	0.4%
NR	10.2%
[2],[3]
Updated Prospectus Web Address	https://www.activepassive.com/apcb
ActivePassive Intermediate Municipal Bond ETF
Shareholder Report [Line Items]
Fund Name	ActivePassive Intermediate Municipal Bond ETF
Class Name	ActivePassive Intermediate Municipal Bond ETF
Trading Symbol	APMU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ActivePassive Intermediate Municipal Bond ETF (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.activepassive.com/apmu. You can also request this information by contacting us at 1-800-617-0004 or by sending an email request to ClientServices@envestnetpmc.com.
Additional Information Phone Number	1-800-617-0004
Additional Information Email	ClientServices@envestnetpmc.com
Additional Information Website	https://www.activepassive.com/apmu
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
ActivePassive Intermediate Municipal Bond ETF	$17	0.35%
[4]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%
Updated Performance Information Location [Text Block]	Visit https://www.activepassive.com/apmu for more recent performance information.
Net Assets	$ 161,095,763
Holdings Count | $ / shares	1,100
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$161,095,763
Number of Holdings	1,100
Portfolio Turnover	7%
Weighted Average Maturity	4.85 years
Effective Duration	3.57 years
Average Credit Quality	AA
30-Day SEC Yield	2.67%
30-Day SEC Yield Unsubsidized	2.67%

Holdings [Text Block]

Top 10 Issuers
State of Illinois	3.5%
iShares National Muni Bond ETF	2.7%
Mount Vernon Liquid Assets Portfolio, LLC	2.4%
New Jersey Transportation Trust Fund Authority	2.1%
First American Government Obligations Fund	1.9%
Illinois Finance Authority	1.8%
Commonwealth of Pennsylvania	1.7%
Board of Regents of the University of Texas System	1.5%
District of Columbia	1.5%
State of Maryland	1.5%

Top Sectors
US Municipal	95.7%
Cash & Other	4.3%

Credit Breakdown	(%)*
AAA	19.1%
AA	47.3%
A	18.3%
BBB	1.5%
BB+	0.3%
NR	13.4%
[5]
Updated Prospectus Web Address	https://www.activepassive.com/apmu
ActivePassive International Equity ETF
Shareholder Report [Line Items]
Fund Name	ActivePassive International Equity ETF
Class Name	ActivePassive International Equity ETF
Trading Symbol	APIE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ActivePassive International Equity ETF (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.activepassive.com/apie. You can also request this information by contacting us at 1-800-617-0004 or by sending an email request to ClientServices@envestnetpmc.com.
Additional Information Phone Number	1-800-617-0004
Additional Information Email	ClientServices@envestnetpmc.com
Additional Information Website	https://www.activepassive.com/apie
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
ActivePassive International Equity ETF	$23	0.45%
[6]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Updated Performance Information Location [Text Block]	Visit https://www.activepassive.com/apie for more recent performance information.
Net Assets	$ 860,571,236
Holdings Count | $ / shares	393
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$860,571,236
Number of Holdings	393
Portfolio Turnover	29%

Holdings [Text Block]

Top 10 Issuers
Mount Vernon Liquid Assets Portfolio, LLC	27.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3%
Tencent Holdings Ltd.	2.5%
SAP SE	1.9%
Alibaba Group Holding Ltd.	1.8%
Roche Holding AG	1.5%
AstraZeneca PLC	1.4%
ASML Holding NV	1.3%
HSBC Holdings PLC	1.2%
RELX PLC	1.2%

Top Sectors*
Financials	19.3%
Industrials	14.0%
Consumer Discretionary	13.8%
Information Technology	13.6%
Health Care	11.6%
Consumer Staples	7.3%
Communication Services	7.3%
Materials	5.1%
Energy	3.5%
Cash & Other	4.5%

Top Holdings
Mount Vernon Liquid Assets Portfolio, LLC	27.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3%
Tencent Holdings Ltd.	2.5%
SAP SE	1.9%
Alibaba Group Holding Ltd.	1.8%
Roche Holding AG	1.5%
AstraZeneca PLC	1.4%
ASML Holding NV	1.3%
HSBC Holdings PLC	1.2%
RELX PLC	1.2%
[7]
Updated Prospectus Web Address	https://www.activepassive.com/apie
ActivePassive U.S. Equity ETF
Shareholder Report [Line Items]
Fund Name	ActivePassive U.S. Equity ETF
Class Name	ActivePassive U.S. Equity ETF
Trading Symbol	APUE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ActivePassive U.S. Equity ETF for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.activepassive.com/apue. You can also request this information by contacting us at 1-800-617-0004 or by sending an email request to ClientServices@envestnetpmc.com.
Additional Information Phone Number	1-800-617-0004
Additional Information Email	ClientServices@envestnetpmc.com
Additional Information Website	https://www.activepassive.com/apue
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
ActivePassive U.S. Equity ETF	$15	0.30%
[8]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Updated Performance Information Location [Text Block]	Visit https://www.activepassive.com/apue for more recent performance information.
Net Assets	$ 1,728,335,579
Holdings Count | $ / shares	315
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$1,728,335,579
Number of Holdings	315
Portfolio Turnover	23%

Holdings [Text Block]

Top 10 Issuers
Apple, Inc.	6.4%
Microsoft Corp.	5.1%
NVIDIA Corp.	5.1%
Dimensional US Small Cap ETF	4.6%
Amazon.com, Inc.	3.7%
Alphabet, Inc.	3.6%
Meta Platforms, Inc.	2.7%
Mount Vernon Liquid Assets Portfolio, LLC	2.3%
Broadcom, Inc.	1.7%
Berkshire Hathaway, Inc.	1.6%

Top Sectors*
Information Technology	27.9%
Financials	13.1%
Health Care	10.7%
Consumer Discretionary	9.7%
Communication Services	9.2%
Industrials	8.8%
Consumer Staples	6.0%
Materials	2.5%
Real Estate	2.4%
Cash & Other	9.7%

Top Holdings
Apple, Inc.	6.4%
Microsoft Corp.	5.1%
NVIDIA Corp.	5.1%
Dimensional US Small Cap ETF	4.6%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc. - Class A	2.7%
Mount Vernon Liquid Assets Portfolio, LLC	2.3%
Alphabet, Inc. - Class A	2.0%
Broadcom, Inc.	1.7%
Berkshire Hathaway, Inc. - Class B	1.6%
[9]
Updated Prospectus Web Address	https://www.activepassive.com/apue

[1]
*	Annualized

[2]
*	Credit quality ratings shown above reflect the ratings assigned by S&P Global Ratings. This rating agency is an independent, nationally recognized statistical rating organization and is widely used. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower.

[3]
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[4]
*	Annualized

[5]
*	Credit quality ratings shown above reflect the ratings assigned by S&P Global Ratings. This rating agency is an independent, nationally recognized statistical rating organization and is widely used. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower.

[6]
*	Annualized

[7]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

[8]
*	Annualized

[9]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.